Revenue - Schedule of Revenue Recognized in Consolidated Statements of Profit or Loss (Detail) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2023	Mar. 31, 2022
Revenue from external customers
Commercial sale of products	€ 31,551	€ 1,888
Rendering of services	1,170	372
Sale of clinical supply	254	3,936
"Right-to-use" licenses	614	632
Total revenue	33,589	6,828
Revenue from external customers (geographical)
Total revenue	33,589	6,828
Goods or services transferred over time [member]
Revenue from external customers
Total revenue	1,170	372
Revenue from external customers (geographical)
Total revenue	1,170	372
Goods or services transferred at point in time [member]
Revenue from external customers
Total revenue	32,419	6,456
Revenue from external customers (geographical)
Total revenue	32,419	6,456
Commercial customers [Member]
Revenue from external customers
Total revenue	31,551	1,888
Revenue from external customers (geographical)
Total revenue	31,551	1,888
Collaboration partners and license agreements [Member]
Revenue from external customers
Total revenue	2,038	4,940
Revenue from external customers (geographical)
Total revenue	2,038	4,940
Europe [Member]
Revenue from external customers
Total revenue	0	135
Revenue from external customers (geographical)
Total revenue	0	135
North America [member]
Revenue from external customers
Total revenue	33,070	6,456
Revenue from external customers (geographical)
Total revenue	33,070	6,456
China [member]
Revenue from external customers
Total revenue	519	237
Revenue from external customers (geographical)
Total revenue	€ 519	€ 237